Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000161387
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Capital Defender Fund
C000161388
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Capital Defender Fund
C000161389
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Capital Defender Fund
C000133836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Teberg Fund - No-Load Class
C000248905
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Teberg Fund - Investor Class
Without Sales Load [Member] | C000161384
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	6.89%	5.34%
Without Sales Load [Member] | C000161385
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%	6.99%	5.40%
Without Sales Load [Member] | C000161386
Average Annual Return [Line Items]
Average Annual Return, Percent	10.67%	6.08%	4.57%
Without Sales Load [Member] | C000161387
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%	6.17%	4.31%
Without Sales Load [Member] | C000161388
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%	6.25%	4.37%
Without Sales Load [Member] | C000161389
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%	5.38%	3.54%
Without Sales Load [Member] | C000133836
Average Annual Return [Line Items]
Average Annual Return, Percent	13.93%	16.10%		12.57%
Without Sales Load [Member] | C000248905
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	15.80%		12.43%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	1.52%	2.83%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	1.52%	2.83%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	1.52%	2.83%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent	6.20%	1.52%	2.83%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent	6.20%	1.52%	2.83%
Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index
Average Annual Return, Percent	6.20%	1.52%	2.83%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	13.01%	10.21%		9.54%
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent	13.01%	10.21%		9.54%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	4.21%	5.16%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	4.21%	5.16%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.89%	4.21%	5.16%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	7.89%	4.21%	5.16%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	7.89%	4.21%	5.16%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent	10.14%	7.23%	7.42%
Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index
Average Annual Return, Percent	7.89%	4.21%	5.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Dow Jones Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index
Average Annual Return, Percent	16.46%	13.29%		11.69%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	12.98%		13.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%		15.30%
Dow Jones Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Aggressive Portfolio Index
Average Annual Return, Percent	16.46%	13.29%		11.69%
DJ Industrial Average - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	12.98%		13.50%